UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The report to stockholders is attached herewith.

Northeast Investors Trust NTHEX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about Northeast Investors Trust (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.northeastinvestors.com/downloads. You can also request this information by contacting us at 1-800-225-6704.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Northeast Investors Trust	$207	2.06%
Fund Statistics
(as of March 31, 2026)
Net Assets ($)	$124,563,692
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	13.16%
Total Trustee Fees Paid ($)	$316,403
What did the Fund invest in? (as of March 31, 2026)
Asset Allocation (% of Net Assets)
Top Ten Holdings* (% of Net Assets)

Homer City Holdings, LLC	7.9%
Pyxus Holdings, Inc., 8.125%, 12/31/27	7.7%
Tidewater, Inc., 9.125%, 7/15/30	4.3%
KB Home 7.25%, 7/15/30	4.1%
XPO, Inc. 6.25%, 6/1/28	4.1%
Anywhere Real Estate Group LLP, 7%, 4/15/30	4.0%
SS&C Technologies 5.5%, 9/30/27	4.0%
Moog, Inc., 4.25%, 12/15/27	4.0%
Pitney Bowes, Inc., 6.875%, 3/15/27	4.0%
Under Armour, Inc., 3.25%, 6/15/26	4.0%

* Does Not Include Cash Equivalents

Top Ten Industry Breakdown* (% of Net Assets)

* Does Not Include Cash Equivalents

Availability of Additional Information about the Fund.

Additional information is available at www.northeastinvestors.com/downloads and/or northeastinvestors.com/fund-facts, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting Information

  Updated Performance

1

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are attached herewith.

NORTHEAST
INVESTORS
TRUST

A NO LOAD FUND

Financial Statements
For the Period Ending
March 31, 2026

Financial Statements
Table of Contents

Schedule of Investments	1
Financial Statements	5
Financial Highlights	8
Notes to Financial Statements	9

[THIS PAGE INTENTIONALLY LEFT BLANK]

Schedule of Investments March 31, 2026 (unaudited)

Corporate Bonds & Notes — 73.90%
Name of Issuer	Principal	Value
Aerospace / Defense — 4.01%
Moog, Inc., 4.25%, 12/15/27 (a)	$5,000,000	$4,996,830

Building Products — 7.54%
Builders Firstsource, Inc., 4.25%, 2/01/32 (a)	5,000,000	4,603,170
Louisiana Pacific Corp., 3.625%, 3/15/29 (a)	5,000,000	4,794,055
		9,397,225
Chemicals — 3.77%
Chemours Co., 4.625%, 11/15/29 (a)	5,000,000	4,700,420

Coal — 0.21%
Westmoreland Mining Holdings LLC, 8%, 11/04/30 (b)	633,378	266,019

Energy/Natural Resources — 3.96%
Comstock Resources, Inc., 6.75%, 3/01/29 (a)	5,000,000	4,936,185

Food & Beverage — 3.81%
Darling Ingredients, Inc., 5.25%. 4/15/27 (a)	4,750,000	4,749,544

Gaming — 1.54%
MGM Growth Properties Operating Partnership, 3.875%, 2/15/29	2,000,000	1,914,568

Homebuilders — 4.09%
KB Home, 7.25%, 7/15/30	5,000,000	5,093,030

Industrial Servicing / Manufacturing — 6.60%
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (a)	3,159,000	3,157,240
XPO, Inc., 6.25%, 6/01/28 (a)	5,000,000	5,060,895
		8,218,135
Office Electronics — 4.00%
Pitney Bowes, Inc., 6.875%, 3/15/27 (a)	5,000,000	4,987,915

Oil & Gas Drlling — 4.27%
Tidewater, Inc., 9.125%, 7/15/30 (a)	5,000,000	5,321,275

Paper Product — 2.39%
Graphic Packaging International, 4.75%, 7/15/27 (a)	3,000,000	2,975,124

Real Estate — 4.02%
Anywhere Real Estate Group LLC, 7%, 4/15/30 (a)	5,000,000	5,005,320

Corporate Bonds & Notes — (continued)
Name of Issuer	Principal	Value
Retail Food Chains — 0.96%
Brinker International, Inc., 8.25%, 7/15/30 (a)	$1,130,000	$1,185,190

Retail General — 4.00%
Under Armour, Inc., 3.25%, 6/15/26	5,000,000	4,980,950

Technology — 7.89%
Iron Mountain, Inc., 4.5%, 2/15/31 (a)	1,000,000	938,710
Iron Mountain, Inc., 5.625%, 7/15/32 (a)	4,000,000	3,881,152
SS&C Technologies, Inc., 5.5%, 9/30/2027 (a)	5,000,000	5,003,295
		9,823,157
Tobacco — 7.75%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (a)	10,845,675	9,652,651

Wireless Telecom — 3.09%
Altice France SA, 9.5%, 11/01/29 (a)	3,810,979	3,850,114

Total Corporate Bonds & Notes — (cost -$117,812,946)		$92,053,652

GDP-Linked Bonds — 0.95%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, 0% FRN (based on the performance of Argentina’s GDP), 12/15/35 (c)	$34,386,574	$1,181,523
Total GDP-Linked Bonds — (cost—$1,423,421)		$1,181,523

Common Stock — 17.12%	Number
Name of issuer	of Shares	Value
Chemicals — 2.42%
Ingevity Corp. (c)	602	$42,880
NL Industries, Inc.	510,200	2,974,466
		3,017,346
Coal — 0.05%
Westmet Group Holdings (b) (c) (d)	22,614	45,228
Westmoreland Mining Holdings LLC, Class A Units (b) (c) (d)	22,416	11,208
		56,436
Electrical Utility — 7.88%
Homer City Holdings, LLC (b) (c) (d)	196,288	9,814,400

Energy / Natural Resources — 0.45%
Talos Energy, Inc. (c)	35,718	562,916

Food Processing — 0.87%
Viskase Holdings, Inc. (c)	149,939	1,087,060

Common Stock — (continued)	Number
Name of issuer	of Shares	Value
Metals & Mining — 1.97%
American Gilsonite (b) (c) (d)	1,597,765	$2,449,374
Metals Recovery Holdings, LLC (b) (c) (d)	21,539	0
		2,449,374
Oil & Gas Drilling — 2.92%
Key Energy Services, Inc. (c)	129	310
Nabors Industries LTD. (c)	42,311	3,641,285
		3,641,595
Packaging & Container — 0.12%
Smurfit WestRock PLC	3,626	144,496

Transportation — 0.13%
Getlink SA (France)	7,349	157,732

Wireless Telecom — 0.31%
Altice France Luxco 3 (France) (c)	22,638	388,550

Total Common Stock — (cost—$11,228,855)		$21,319,905

Repurchase Agreement — 6.24%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.06% dated 3/31/26, to be repurchased at $7,775,886 on 4/01/2026 (e)
Total Repurchase Agreement — (cost — $7,775,657)	$7,775,657	$7,775,657

Total Investments — 98.21% (cost—$138,240,879)		$122,330,737
Net Other Assets and Liabilities — 1.79%		2,232,955
Net Assets — 100%		$124,563,692

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $79,799,085 which represents 64.06% of total net assets. These securities are generally deemed liquid.

(b)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2026 was $12,586,229 which represents 10.10% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
Homer City Holdings, LLC	4/6/2017	$11,550,934
Westmoreland Mining Holdings LLC, 8% 11/4/30	5/4/2023	$575,639
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(c)	Non-income producing security.
(d)

Fair value determination using significant unobservable inputs in accordance with consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of March 31, 2026 was $12,320,210 which represents 9.89% of total net assets.

(e)	Acquired on March 31, 2026. Collateralized by $7,931,171 of US Treasury Notes due 7/15/31. The maturity value is $7,775,886.

FRN	Floating Rate Note - rate reflected is as of March 31, 2026

Statement of Assets and Liabilities (unaudited)

March 31, 2026

Assets
Investments—at market value (cost $130,465,222)	$114,555,080
Repurchase agreement - at market value (cost $7,775,657)	7,775,657
Receivable for interest	1,445,123
Receivable for investment sold	1,250,000
Receivable for shares sold	47
Total Assets	$125,025,907

Liabilities
Contingent Liability (see Note-K)	$161,005
Payable for trustee fees	155,928
Accrued expenses	122,043
Payable for shares repurchased	23,239
Total Liabilities	$462,215
Net Assets	$124,563,692
Net Assets Consist of:
Capital, at a $1.00 par value	$32,898,506
Paid in surplus	403,677,061
Total Distributable Earnings / (Loss)	(312,011,875)
Net Assets	$124,563,692
Net Asset Value, offering price and redemption price per share ($124,563,692/32,898,506 shares)	$3.79

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2026

Investment Income
Interest	$3,576,721
Dividends	100,124
Other Income	5,738
Total Income	$3,682,583

Expenses
Administrative expenses and salaries	$599,084
Trustee fees	316,403
Computer and related expenses	128,300
Legal fees	40,450
Audit and related services	40,040
Custodian fees	30,030
Registration and filing fees	29,120
Commitment fees	27,832
Printing, postage and stationery fees	23,100
Sub-Transfer Agent fees	19,140
Insurance	16,200
Telephone	5,460
Other expenses	43,440
Total Expenses	$1,318,599
Net Investment Income	$2,363,984
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	$(999,576)
Change in unrealized appreciation (depreciation) of investments	(1,074,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	$290,318

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$2,363,984	$5,772,291
Net realized gain (loss) from investment transactions	(999,576)	(71,838)
Change in unrealized appreciation (depreciation) of investments	(1,074,090)	8,007,341
Net Increase (Decrease) in Net Assets Resulting from Operations	$290,318	$13,707,794
Distributions to Shareholders from Operations	(3,177,104)	(6,497,690)
From Net Trust Share Transactions - (See Note-D)	(4,162,004)	(7,343,945)
Total Increase (Decrease) in Net Assets	$(7,048,790)	$(133,841)
Net Assets:
Beginning of Period	131,612,482	131,746,323
End of Period	$124,563,692	$131,612,482

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31, 2026	Year Ended September 30,
Per Share Data	(unaudited)	2025	2024	2023	2022	2021
Net Asset Value:
Beginning of Period	$3.88	$3.67	$3.51	$3.38	$3.75	$3.72
Income From Investment Operations:
Net investment income^	0.07	0.16	0.19	0.16	0.13	0.17
Net realized and unrealized gain (loss) on investment	-0.06	0.24	0.15	0.16	-0.30	0.08
Total from investment operations	0.01	0.40	0.34	0.32	-0.17	0.25
Less Distributions:
Net investment income	-0.10	-0.19	-0.18	-0.19	-0.20	-0.22
Net Asset Value:
End of Period	$3.79	$3.88	$3.67	$3.51	$3.38	$3.75
Total Return #	0.13%	11.13%	9.91%	9.69%	-4.77%	6.85%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$124,564	$131,612	$131,746	$135,366	$134,814	$156,933
Ratio of operating expenses to average net assets*@	2.06%	1.94%	2.14%	2.26%	2.74%	1.83%
Ratio of interest expense and commitment fee to average net assets@	0.04%	0.05%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets@	3.70%	4.46%	5.27%	4.60%	3.54%	4.37%
Portfolio turnover rate	13.16%	40.96%	27.83%	26.41%	44.56%	75.20%

*	Includes Interest Expense and Commitment Fee when applicable

^	Calculated using the Average Share Method

#	Total Return reflects the rate that an investor earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

@	annualized

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the SEC under the Investment Company Act of 1940, as amended. The primary objective of the Trust is the production of income. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies including FASB Accounting Standard update (“ASU”) 2013-08.

Note B–Significant Accounting Policies

Valuation of Investments: The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used instead of last quoted sale price if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on analysis of market data and other factors such as last sale, dealer bids, yields, quality ratings, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data. Repurchase agreements are valued at contract value.

Securities for which market quotations are not readily available (including certain restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures reviewed by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may also be derived following a review of pertinent data (Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA), Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions.

The Trust may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 P.M. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Trust’s Valuation Designee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed by the Trust’s Board of Trustees on a quarterly basis as part of their oversight responsibilities. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities valued in good faith on March 31, 2026 was $12,320,210 which represents 9.89% of net assets.

Notes to Financial Statements (continued)

Federal Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax year as of September 30, 2025 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions.

State Income Taxes: Because the Trust is organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned.

Expenses: All expenses, including legal fees paid on behalf of the Trustees, are accrued for in the period in which the professional and other services are incurred.

Security Transactions: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates and Basis of Accounting: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to, where applicable, make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities can involve greater degrees of credit and possibly market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Notes to Financial Statements (continued)

Note C–Trustees’ Compensation

Trustees’ compensation was computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation and excluding any borrowing from the bank) at the close of each quarter, from which the Trustees paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2026 the total Trustee fee was $316,403 from which the Independent Trustees were aggregately paid $20,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2026 was 2,776,721 shares (8.44%).

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses which include such expenses for personnel performing transfer agent, and dividend disbursement related functions and other administrative functions of the Trust.

The Trust sponsors a 401(K) profit sharing plan which is available to employees deemed eligible participants as defined by the plan documents. Annual safe harbor contributions are made during the year and are included in the administrative expenses and salaries on the Statement of Operations. No changes to the plan were made during the period.

Note D—Shares of Beneficial Interest

At March 31, 2026, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended 3/31/2026 (unaudited)		Year Ended September 30, 2025
Shares Sold	186,861	$714,088	861,393	$3,248,927
Shares issued to shareholders in reinvestment of distributions from net investment income	596,420	2,268,886	1,243,282	4,577,868
	783,281	$2,982,974	2,104,675	$7,826,795
Shares redeemed	(1,869,946)	(7,144,978)	(4,106,075)	(15,170,740)
Net Increase (Decrease)	(1,086,665)	$(4,162,004)	(2,001,400)	$(7,343,945)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $14,727,889 and $27,972,830 respectively, for the six months ended March 31, 2026.

Note F–Line of Credit

State Street Bank and Trust Company previously made available to the Trust a line of credit pursuant to a loan agreement for temporary or extraordinary purposes. The Trust’s line of credit, which did not require maintenance of compensating balances, was generally on a demand basis and was at a rate equal to the applicable margin (1.25%) plus the higher of (a) the Federal Funds Rate or (b) the daily Simple SOFR Rate during the period in which such loan was outstanding. The Trust paid a commitment fee of 0.30% on the unused portion of the line of credit. The line of credit was not utilized during the period and therefore the interest expense was $0. The line of credit was terminated on March 17, 2026.

Notes to Financial Statements (continued)

Note G–Repurchase Agreement

The Trust invests its cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H–Additional Tax Information

The total distributions paid during the six months ended March 31, 2026 and September 30, 2025 were $3,177,104 and $6,497,690, respectively, and were classified as ordinary income. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in future periods.

As of September 30, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Net Investment Income	$1,784,875
Total Capital Loss Carryforward	(290,691,204)
Timing Differences	(152,586)
Net Unrealized gains (losses) - net	(20,066,176)
Total distributable earnings (losses) - net	$(309,125,091)

As of September 30, 2025, the Trust had short term capital loss carryforward of $2,834,923 and long term capital loss carryforward of $287,856,281, both of which do not expire.

Timing differences are related to certain expense accruals.

At March 31, 2026 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$142,672,983
Gross unrealized gain	5,108,126
Gross unrealized loss	(25,450,372)
Net unrealized security gain (loss)	$(20,342,246)

The difference between book and tax basis cost of investments and net unrealized gains (losses) is primarily attributable to accretion and amortization differences.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the following adjustments were made:

Distributable (Accumulated) Earnings (Losses)	Paid-in Capital
$ 3,120	$(3,120)

Notes to Financial Statements (continued)

These differences were primarily due to expenses.

Note I–Fair Value Measurements

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of March 31, 2026 based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total as of 3/31/2026
Corporate Bonds, Loans & Notes	$—	$92,053,652	$—	$92,053,652
Common Stock	7,366,353	1,633,342	12,320,210	21,319,905
GDP Linked Bonds	—	1,181,523	—	1,181,523
Repurchase Agreement	—	7,775,657	—	7,775,657
	$7,366,353	$102,644,174	$12,320,210	$122,330,737

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the period ended March 31, 2026 there were no transfers among levels.

Notes to Financial Statements (continued)

At March 31, 2026, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds & Notes	Common Stock	Total
Beginning Balance @ 9/30/2025	$—	$13,684,553	$13,684,553
Purchases	—	—	—
Sales	—	(1,252,500)	(1,252,500)
Realized Gain(Loss)	(211,506)	(568,659)	(780,165)
Net Change in Unrealized Appreciation/(Depreciation)	211,506	456,816	668,322
Transfers into Level 3 from Level 2	—	—	—
Transfers out of Level 3 from Level 2	—	—	—
Ending Balance @ 3/31/2026	$—	$12,320,210	$12,320,210

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2026
Common Stock	$(111,843)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3.

Notes to Financial Statements (continued)

The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2026:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Common Stock
Coal	$45,228	Third Party Vendor (2)	Broker Quote	$2.00 - $2.75	Increase
Coal	11,208	Third Party Vendor (2)	Broker Quote	$0.50 - $1.00	Increase
Electrical Utility	9,814,400	Market Transaction (2)	Recent Transaction	$50	Increase
Metals and Mining	2,449,374	Market Comparable (3)	EBITDA	9.8x - 12.8x	Increase
			Multiple
			Private Company	40%	Decrease
			Discount
Metals and Mining	0	Market Approach (4)	Recovery Rate	N/A	Increase
	$12,320,210

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Certain of the Trust’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)	A market approach using the value of the underlying assets of a company.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Notes to Financial Statements (continued)

Note J–Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Trust’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Trust’s financial statements.

Note K–Contingent Liability

A lawsuit filed by former Trustee Robert B. Minturn (“Minturn”) against the then serving Trustees (the “Defendant Trustees”) sought a portion of past Trustee fees. The court dismissed Minturn’s action against the Trust. A partial summary judgment against the Defendant Trustees was granted by the court and upheld on appeal in favor of Minturn. Consistent with an opinion provided by special independent counsel, the Trustees expect to consider the Trust’s indemnification obligations in relation to the estate of Ernest Monrad, a Defendant Trustee, which represents an accrued contingent liability of $161,005.

Note L–Indemnification

Under the Trust’s Declaration of Trust, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these contractual arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss from these third party service contracts with indemnification clauses to be minimal.

Note M–Segment Reporting

The Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) which impacted financial statement disclosures only and did not affect the Trust’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODMs, responsible for oversight, are the Trust’s Chairman and Chief Financial Officer. The Trust operates as a single operating segment and its income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed by the CODMs using the information presented in the financial statements and financial highlights.

Note N-Recently Adopted Accounting Pronouncement

The Trust adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Trust’s adoption of ASU 2023-09 did not have a material impact on the Trust’s financial statements.

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Trustees

Bruce H. Monrad Geofrey Wyatt	Richard Reubenstone

Officers

Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Clerk
David A. Randall, Vice President of Operations & Chief Compliance Officer
Chapin P. Mechem, Vice President
Matthew D. Fratolillo, Vice President
Joseph R. Morrison, Vice President

Custodian

State Street Bank & Trust Co.
1 Iron Street
Boston, Massachusetts 02110

Legal Counsel

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Transfer Agent

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/downloads/, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110
(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the registrant.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed End Management Investment Companies

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant

Item 19. Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act. Not applicable to the registrant

(a)(5)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accounting firm for the period covered by this report.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 1, 2026

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 1, 2026

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 1, 2026